Provision for Income Taxes Deferred Tax Table (Details) (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Deferred tax liabilities:
Undistributed earnings of foreign subsidiaries	$ 75	$ 0
Investments	3,765	3,218
Other	0	34
Total deferred tax liabilities	3,840	3,252
Deferred tax assets:
Accrued liabilities	126	313
Federal tax credits	108	74
State losses and credits	194	195
Other	91	90
Total deferred tax assets	519	672
Less valuation allowance	181	144
Net deferred tax assets	338	528
Overall net deferred tax liabilities	$ 3,502	$ 2,724